SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Tax losses carried forward	$ 269,297	$ 789,432
Equipment	(85,534)	(83,457)
Accrued expenses	189,163	655,776
Others		50,987
Deferred tax gross	372,926	1,412,738
Valuation allowance	(266,775)	(1,068,756)
Total deferred tax assets	106,151	343,982
Fixed assets		(1,804)
Intangible assets	(1,924,455)	(2,294,189)
Others	(61,622)	(61,622)
Total deferred tax liabilities	(1,986,077)	(2,357,615)
Net deferred tax liabilities	$ (1,879,926)	$ (2,013,633)